Financial risk management - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 2,158,192	$ 2,140,089
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on debt	$ 155,100	185,200
Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	0	223,283
Unsecured notes | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	1,981,199	1,979,125
Other limited recourse debt facilities | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	176,993	160,964
Geismar 3 construction facility | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	0	176,335
Egypt limited recourse debt facilities | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 0	$ 46,948